Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan

NOTE 1. Description of the Plan

The following description of the ACCO Brands Corporation 401(k) Plan ("the Plan") is provided for general information purposes only. For a complete description of the Plan, participants should refer to the specific provisions of the Plan document or to the Prospectus/Summary Plan Description, each of which is available from the plan administrator at Four Corporate Drive, Lake Zurich, Illinois 60047.

General: ACCO Brands Corporation ("the Company" or "ACCO") established the Plan as of August 16, 2005, in order to provide for participation by certain employees of ACCO who are paid on a salaried, hourly or commission basis. Generally, all employees of the Company are immediately eligible to participate in the Plan. In connection with the closure of the Sidney, New York location on October 18, 2024, Sidney Union Employees are no longer eligible to participate in the Plan, effective as of the closure of that facility.

The Plan is a defined contribution plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). Fidelity Management Trust Company serves as trustee of the Plan and performs certain record keeping and administrative functions for the Plan.

Significant features of the Plan are as follows:

Contributions: Each participant may elect to contribute on a pre-tax basis up to 50% of eligible compensation. A participant’s pre-tax contributions may not exceed the dollar amount provided by the Internal Revenue Code ("the Code"), which was $23,500 for 2025.

The Plan also permits each participant to make after-tax contributions, including Roth 401(k) contributions, to the Plan. However, total pre-tax and after-tax contributions generally may not exceed 50% of the participant’s total eligible compensation.

Generally, participants over 50 years of age may elect up to 25% of eligible compensation as either an additional pre-tax catch-up contribution or Roth 401(k) catch-up contribution, which was limited by the Code to $7,500 in 2025. In accordance with Securing a Strong Retirement Act 2.0 ("SECURE 2.0"), a participant who attains ages 60 to 63 may make an enhanced "super" catch-up contribution equal to the greater of $10,000 or 150% of the regular catch-up contribution limitation. After-tax contributions and catch-up contributions shall not exceed 75% of eligible compensation.

In addition to the ability to make simultaneous tax deferred and after-tax contributions, the Plan also allows for a participant’s contributions to automatically continue on an after-tax basis once the pre-tax contribution limit has been reached for that year. Participants, who elect to continue contributing to the Plan on an after-tax basis, will contribute at the same pre-tax contribution percentage that was in effect when the limit was reached for that year. In determining the amount of pre-tax and after-tax contributions allowed under the Plan, annual compensation limits are imposed by the Code.

New hires who do not decline enrollment in the Plan within 90 days after first becoming eligible to join the Plan, will be automatically enrolled in the Plan and a pre-tax contribution of 6% will be deducted from the participant’s pay and invested in the T. Rowe Price Retirement fund designed for the participant’s age group.

The Company contributes on behalf of each eligible participant, an amount equal to 100% of the participant’s contribution up to 6% of eligible compensation. The amount of any Company matching contributions is subject to certain limitations of the Code. In 2010, the Plan became a safe harbor 401(k) plan.

The Plan permits the acceptance of an account balance from another tax-qualified plan or certain individual retirement accounts by means of a direct rollover.

Participant Accounts: Each participants account is credited with the participant’s contributions, allocated Company contributions, and allocated investment income (loss), and is reduced administrative expenses and participant withdrawals. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested balance.

Investment Elections: Participants may direct the investment of their accounts among the investment options offered by the Plan. Subject to Plan policies (including restrictions on excessive short-term trading and blackout periods), participants may change their investment elections and transfer all or a portion of their account balances among available funds on a daily basis. The Plan currently offers, in addition to the ACCO Brands Common Stock Fund, a Fully Benefit-Responsive Synthetic Guaranteed Investment Contract (the "SGIC"), and various other collective investment and mutual funds as investment options for participants. Participants can also make investments outside those offered under the Plan and allocate their assets over a potentially wider array of investment options through a self-directed brokerage account. Those investment options include, but are not limited to, common stock, mutual funds, and cash.

Vesting: Participants are always 100% vested in their own contributions as well as any investment earnings on those contributions. Company safe harbor and non-safe harbor matching contributions, as well as any investment earnings on those contributions, are 100% vested immediately.

Notes Receivable from Participants: The current minimum amount a participant can borrow is $1,000 for a principal residence loan and $500 for a general-purpose loan. The maximum amount a participant may borrow is the lesser of (1) an amount which, when added to the highest outstanding balance under the Plan loans during the previous 12 months, does not exceed $50,000, or (2) one-half of the participant's vested account balances.

The term of any loan shall not exceed five years, unless the loan is related to the purchase of the participant’s principal residence. Principal residence loans must be repaid within ten years. Participants can have up to three loans outstanding at any one time, one of which may be a principal residence loan.

Each loan bears a rate of interest equal to the prime rate as reported by Thomson Reuters, as of the last business day of the month prior to the month in which the loan is made. Each loan must be collateralized by a portion of the participant’s account balance and documented by a promissory note payable to the trustee, which is invested in the loan fund. Repayment is made by payroll deductions for so long as the participant is employed by the Company and thereafter by regular installment payments. Loan repayments are invested in accordance with the participant’s investment election in effect at the time of repayment. A one-time loan setup fee of $50 is paid by the participant and is deducted from the participant’s account at the time the loan is processed.

Distributions and Withdrawals: Benefits are payable from a participant’s account under the Plan’s provisions, upon a participant’s death, retirement or other termination of employment in a lump sum or in installment payments. The Plan also permits withdrawals to be made by participants who have incurred a "hardship" as defined in the Plan. In addition, certain in-service withdrawals are permitted pursuant to Secure 2.0, including those for emergency personal expenses, domestic abuse victims and disaster relief, as well as withdrawals after attainment of age 59½.

Administrative Expenses: Investment management expenses incurred by the Plan are netted against earnings prior to allocation to participant accounts. Transaction charges (for loan and certain benefit payment transactions), short-term trading fees and certain record-keeper fees are paid by the Plan by reducing the balances of those participants initiating the transactions. Fees incurred in the administration of the Plan, such as audit fees, legal fees and investment advisory fees, have been paid by the Plan.

Plan Termination: Although it has expressed no intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and the Board of Directors of the Company may terminate the Plan at any time subject to the provisions of ERISA and its related regulations.